Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information [Line Items]
Operating Revenues	$ 33,955	$ 31,717	$ 30,548	$ 29,814	$ 32,340	$ 30,937	$ 30,532	$ 32,171	$ 126,034	$ 125,980	$ 131,620
Operating Income	4,793	7,208	8,232	7,181	8,023	6,540	4,554	7,942	27,414	27,059	33,060
Net Income attributable to Verizon	$ 18,669	$ 3,620	$ 4,362	$ 3,450	$ 4,495	$ 3,620	$ 702	$ 4,310	$ 30,101	$ 13,127	$ 17,879
Per Share-Basic (in USD per share)	$ 4.57	$ 0.89	$ 1.07	$ 0.85	$ 1.10	$ 0.89	$ 0.17	$ 1.06	$ 7.37	$ 3.22	$ 4.38
Per Share-Diluted (in USD per share)	$ 4.56	$ 0.89	$ 1.07	$ 0.84	$ 1.10	$ 0.89	$ 0.17	$ 1.06	$ 7.36	$ 3.21	$ 4.37
Net Income	$ 18,783	$ 3,736	$ 4,478	$ 3,553	$ 4,600	$ 3,747	$ 831	$ 4,430	$ 30,550	$ 13,608	$ 18,375
Early debt redemption costs
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	(400)	(300)		(500)			(1,100)
Spectrum license transactions
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	100			$ 100				100
Severance, pension and benefit charges
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	(700)		(100)		$ 1,000	$ (500)	(2,200)	$ (100)
Acquisition and integration related charges
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	(100)	$ (100)	(400)
Impact of Tax Reform
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	16,800
Gain on sale of divested businesses
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations			$ 900
Product realignment costs
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	$ (500)
Gain on Access Line Sale
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations							$ 100